Cover	Nov. 02, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37835
Entity Registrant Name	Indivior Pharmaceuticals, Inc.
Entity Central Index Key	0001625297
Entity Tax Identification Number	41-2520873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9715 Key West Avenue
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	838-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	INDV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Indivior Pharmaceuticals, Inc.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10710 Midlothian Turnpike, Suite 125
Entity Address, City or Town	North Chesterfield
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235